SEGMENT INFORMATION - Schedule of Long-lived Assets by Geographic Area (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Long-lived Assets	$ 3,321	$ 2,578
United States
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Long-lived Assets	3,079	2,325
International
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Long-lived Assets	$ 242	$ 253